INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 18,762	$ 14,242	$ 6,073
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,641	9,900
Real Estate
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,179	1,188
Private equity - Water and sewage concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,523	3,094
Renewable power and other
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 419	$ 60